Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary Of Borrowings
Borrowings consisted of the following:

	As of December 31,
	2023	2024
Current
Short-term borrowings:
Bank loans (i)	3,889,100	4,609,123
Long-term borrowings, current portion:
Bank loans (ii)	934,976	1,188,998
Asset-backed securities (iii)	185,864	587,470
Asset-backed notes (iv)	242,995	82,145

Total current borrowings	5,252,935	6,467,736

Non-Current
Long-term borrowings:
Bank loans (ii)	5,562,837	5,431,711
Asset-backed securities (iii)	—	232,807
Asset-backed notes (iv)	87,945	—

Total non-current borrowings	5,650,782	5,664,518

Total borrowings	10,903,717	12,132,254

Summary Of Bank Loans

		As of December 31, 2023				As of December 31, 2024
Ref.	Company	Outstanding loan	Current portion according to the repayment schedule	Long-term portion	Effective interest rate	Outstanding loan	Current portion according to the repayment schedule	Long-term portion	Effective interest rate

1	Zhaoqing XPeng	2,174,200	681,400	1,492,800	3.84%	1,491,800	234,800	1,257,000	4.05%
2	Zhaoqing Xiaopeng New Energy	1,253,125	124,300	1,128,825	3.06%	1,241,825	743,325	498,500	3.04%
3	Guangzhou Xiaopeng Automobile Finance Leasing Co., Ltd.	175,000	17,500	157,500	3.80%	157,500	17,500	140,000	3.80%
4	Xiaopeng Technology	—	—	—	—	500,000	2,000	498,000	2.35%
5	Wuhan Xiaopeng	2,035,520	101,776	1,933,744	4.47%	2,077,006	174,906	1,902,100	3.81%
6	Guangzhou Pengyue Automobile Development Co., Ltd.	21,110	—	21,110	3.75%	323,720	6,467	317,253	3.43%
7	Guangzhou Xiaopeng New Energy Automobile Co., Ltd.	838,858	10,000	828,858	4.99%	828,858	10,000	818,858	4.56%

	TOTAL	6,497,813	934,976	5,562,837	—	6,620,709	1,188,998	5,431,711	—